Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 157,807	$ 128,916
Deposits at call	456	412
Cash and cash equivalents	$ 158,263	$ 129,328	$ 60,077	$ 50,426